Partners' Capital	12 Months Ended
Dec. 31, 2016
Partners' Capital [Abstract]
Partners' Capital
Partners’ Capital
On July 21, 2015, we completed an equity offering of 5,500,000 of our common units for gross proceeds of approximately $214 million. On November 30, 2015, pursuant to the terms of the Partnership Agreement, 10,939,436 subordinated units held by subsidiaries of ETP were exchanged for 10,939,436 common units. On December 3, 2015, we completed a private placement of 24,052,631 of our common units for gross proceeds of approximately $685 million.
As of December 31, 2016, ETE and ETP or their subsidiaries owned 45,750,826 common units, which constitute a 39.9% limited partner ownership interest in us. As of December 31, 2016, our fully consolidating subsidiaries owned 16,410,780 Class C units representing limited partner interests in the Partnership (the “Class C Units”) and the public owned 52,430,220 common units.
Common Units
On March 31, 2016, the Partnership completed a private placement of 2,263,158 common units to ETE (the “PIPE Transaction”). ETE owns the general partner interests and incentive distribution rights in the Partnership.
On October 4, 2016, the Partnership entered into an equity distribution agreement for an at-the-market (“ATM”) offering with RBC Capital Markets, LLC, Barclays Capital Inc., Citigroup Global Markets Inc., Credit Agricole Securities (USA) Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc., Goldman, Sachs & Co., J.P. Morgan Securities LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Mizuho Securities USA Inc., Morgan Stanley & Co. LLC, MUFG Securities Americas Inc., Natixis Securities Americas LLC, SMBC Nikko Securities America, Inc., TD Securities (USA) LLC, UBS Securities LLC and Wells Fargo Securities, LLC (collectively, the “Managers”). Pursuant to the terms of the equity distribution agreement, the Partnership may sell from time to time through the Managers the Partnership’s common units representing limited partner interests having an aggregate offering price of up to $400 million. The Partnership issued 2,840,399 common units from October 4, 2016 through December 31, 2016 in connection with the ATM for $71 million, net of commissions of $1 million. As of December 31, 2016, $328 million of our common units remained available to be issued under the equity distribution agreement.
Common unit activity for the year ended December 31, 2016 was as follows:

Number of Units
Number of common units at December 31, 2015	87,365,706
Common units issued in connection with ETP Dropdown	5,710,922
Common units issued in connection with the PIPE Transaction	2,263,158
Common units issued in connection with the ATM	2,840,399
Phantom unit vesting	861
Number of common units at December 31, 2016	98,181,046

Allocation of Net Income
Information presented below for net income allocation to Partners includes periods before and after the ETP Merger (see Note 1).
Our Partnership Agreement contains provisions for the allocation of net income and loss to the unitholders. For purposes of maintaining partner capital accounts, the Partnership Agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to ETE.
The calculation of net income allocated to the partners is as follows (in millions, except per unit amounts):

	Successor			Predecessor
	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014
Attributable to Common Units
Distributions (a)	$317	$156	$27	$12
Distributions in excess of net income	(809)	(112)	(10)	—
Limited partners' interest in net income (loss)	$(492)	$44	$17	$12
Attributable to Subordinated Units
Distributions (a)	$—	$23	$13	$11
Distributions in excess of net income	—	(12)	(3)	—
Limited partners' interest in net income	$—	$11	$10	$11
(a) Distributions declared per unit to unitholders as of record date	$3.2938	$2.8851	$1.1457	$1.0218

Class A Units
Pursuant to the terms of the Susser Contribution Agreement on July 31, 2015, (i) 79,308 common units held by a wholly owned subsidiary of Susser were exchanged for 79,308 Class A Units and (ii) 10,939,436 subordinated units held by wholly owned subsidiaries of Susser were converted into 10,939,436 Class A units.
Class A Units were entitled to receive distributions on a pro rata basis with common units, except that the Class A Units (i) did not share in distributions of cash to the extent such cash was derived from or attributable to any distribution received by the Partnership from PropCo, the proceeds of any sale of the membership interests of PropCo, or any interest or principal payments received by the Partnership with respect to indebtedness of PropCo or its subsidiaries and (ii) were subordinated to the common units during the subordination period for the subordinated units and were not entitled to receive any distributions until holders of the common units received the minimum quarterly distribution plus any arrearages in the payment of the minimum quarterly distribution from prior quarters. All Class A Units were exchanged for Class C Units on January 1, 2016.
Pursuant to the terms described above, these distributions did not have an impact on the Partnership’s consolidated cash flows and as such, were excluded from total cash distributions and allocation of limited partners’ interest in net income. For the year ended December 31, 2015, Class A distributions declared totaled $10 million, or $0.9138 per unit. Fourth quarter distributions were paid to Class C unitholders pursuant to the terms of the Partnership Agreement.
Class C Units
On January 1, 2016, the Partnership issued an aggregate of 16,410,780 Class C Units consisting of (i) 5,242,113 Class C Units that were issued to Aloha as consideration for the contribution by Aloha to an indirect wholly owned subsidiary of the Partnership of all of Aloha’s assets relating to the wholesale supply of fuel and lubricants, and (ii) 11,168,667 Class C Units that were issued to indirect wholly owned subsidiaries of the Partnership in exchange for all outstanding Class A Units held by such subsidiaries. The Class C Units were valued at $38.5856 per Class C Unit (the “Class C Unit Issue Price”), based on the volume-weighted average price of the Partnership’s Common Units for the five-day trading period ending on December 31, 2015. The Class C Units were issued in private transactions exempt from registration under section 4(a)(2) of the Securities Act.
Class C Units (i) are not convertible or exchangeable into Common Units or any other units of the Partnership and are non-redeemable; (ii) are entitled to receive distributions of available cash of the Partnership (other than available cash derived from or attributable to any distribution received by the Partnership from PropCo, the proceeds of any sale of the membership interests of PropCo, or any interest or principal payments received by the Partnership with respect to indebtedness of PropCo or its subsidiaries) at a fixed rate equal to $0.8682 per quarter for each Class C Unit outstanding, (iii) do not have the right to vote on any matter except as otherwise required by any non-waivable provision of law, (iv) are not allocated any items of income, gain, loss, deduction or credit attributable to the Partnership’s ownership of, or sale or other disposition of, the membership interests of PropCo, or the Partnership’s ownership of any indebtedness of PropCo or any of its subsidiaries (“PropCo Items”), (v) will be allocated gross income (other than from PropCo Items) in an amount equal to the cash distributed to the holders of Class C Units and (vi) will be allocated depreciation, amortization and cost recovery deductions as if the Class C Units were Common Units and 1% of certain allocations of net termination gain (other than from PropCo Items).
Pursuant to the terms described above, these distributions do not have an impact on the Partnership’s consolidated cash flows and as such, are excluded from total cash distributions and allocation of limited partners’ interest in net income. For the year ended December 31, 2016, Class C distributions declared totaled $57 million.
Incentive Distribution Rights
The following table illustrates the percentage allocations of available cash from operating surplus between our common unitholders and the holder of our IDRs based on the specified target distribution levels, after the payment of distributions to Class C unitholders. The amounts set forth under “marginal percentage interest in distributions” are the percentage interests of our IDR holder and the common unitholders in any available cash from operating surplus we distribute up to and including the corresponding amount in the column “total quarterly distribution per unit target amount.” The percentage interests shown for our common unitholders and our IDR holder for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. Effective July 1, 2015, ETE exchanged 21 million ETP common units, owned by ETE, the owner of ETP’s general partner interest, for 100% of the general partner interest and all of the IDRs of Sunoco LP. ETP had previously owned our IDRs since September 2014, prior to that date the IDRs were owned by Susser.

		Marginal percentage interest in distributions
	Total quarterly distribution per Common unit target amount	Common Unitholders	Holder of IDRs
Minimum Quarterly Distribution	$0.4375	100%	—
First Target Distribution	Above $0.4375 up to $0.503125	100%	—
Second Target Distribution	Above $0.503125 up to $0.546875	85%	15%
Third Target Distribution	Above $0.546875 up to $0.656250	75%	25%
Thereafter	Above $0.656250	50%	50%

Cash Distributions
Our Partnership Agreement sets forth the calculation used to determine the amount and priority of cash distributions that the common unitholders receive.
Cash distributions paid were as follows:

	Limited Partners
Payment Date	Per Unit Distribution	Total Cash Distribution	Distribution to IDR Holders
	(in millions, except per unit amounts)
February 21, 2017	$0.8255	$81	$21
November 15, 2016	$0.8255	$79	$20
August 15, 2016	$0.8255	$79	$20
May 16, 2016	$0.8173	$78	$20
February 16, 2016	$0.8013	$70	$17
November 27, 2015	$0.7454	$47	$8
August 28, 2015	$0.6934	$29	$3
May 29, 2015	$0.6450	$23	$1
February 27, 2015	$0.6000	$21	$1
November 28, 2014	$0.5457	$19	$—
August 29, 2014	$0.5197	$11	$—
May 30, 2014	$0.5021	$11	$—
February 28, 2014	$0.4851	$11	$—